Document and Entity Information	Oct. 31, 2022
Cover [Abstract]
Entity Registrant Name	TENNECO INC
Amendment Flag	false
Entity Central Index Key	0001024725
Document Type	8-K
Document Period End Date	Oct. 31, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-12387
Entity Tax Identification Number	76-0515284
Entity Address, Address Line One	7450 McCormick Blvd.
Entity Address, City or Town	Skokie
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60076
City Area Code	(847)
Local Phone Number	482-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Voting Common Stock, par value $0.01 per share
Trading Symbol	TEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false